Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2025
Trade and other receivables
Schedule of trade and other receivables

	2025 €m	2024 € m

Included within non-current assets

Trade receivables	6	8

Trade receivables held at fair value through other comprehensive income	289	294

Net investment in leases	372	211

Contract assets	496	450

Contract-related costs	822	676

Other receivables	82	78

Prepayments	300	239

Derivative financial instruments	4,064	4,011

	6,431	5,967

	2025 €m	2024 € m

Included within current assets

Trade receivables	3,236	2,841

Trade receivables held at fair value through other comprehensive income	421	441

Net investment in leases	88	99

Contract assets	2,473	2,413

Contract-related costs	1,253	1,169

Amounts owed by associates and joint ventures	166	130

Other receivables	928	686

Prepayments	706	600

Derivative financial instruments 1	133	215

	9,404	8,594
Note:

1.
Includes
€
nil (2024:
€
22 million) of embedded derivative option for which fair value is based on level 3 of the fair value hierarchy (see section on fair value carrying value information within note 22 ‘Capital and financial risk management’). All other items are measured at fair value and the valuation basis is level 2 classification, which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.